Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Disclosure of Fair Value of Financial Assets [Abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024		December 31, 2023		January 1, 2023
	Current	Non-current	Current	Non-current	Current	Non-current
Equity funds	$—	$417	$—	$1,285	$—	$1,392